Tax Payable - Schedule of Tax Payable (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Tax Payable [Abstract]
Value added tax liabilities	$ 1,237,365	$ 1,149,913
Income tax payable	1,698,132	1,672,196
Urban maintenance and construction tax	14,160	31,324
Surtax for education expenses	7,555	13,525
Individual income tax withholding	6,052	35,432
Others	79,570	4,582
Total	$ 3,042,834	$ 2,906,972